Related party transactions and Directors' remuneration - Loans and deposits outstanding (Details) - Key Management Personnel and persons connected to them £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 GBP (£)
Reconciliation of receivables from related parties [Roll Forward]
Loans outstanding beginning balance	£ 0.0	$ 0	£ 0.0
Loans issued during the year	0.0		0.0
Loan repayments during the year	0.0		0.0
Loan outstanding ending balance		$ 0	0.0
Deposits outstanding beginning balance	3.4		4.2
Deposits received during the year	9.0		13.3
Deposits repaid during the year	(10.3)		(14.1)
Deposits oustanding ending balance	£ 2.1		£ 3.4